Offerings - Offering: 1	Sep. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.00% Senior Notes due 2031
Amount Registered | shares	50,000,000
Maximum Aggregate Offering Price	$ 49,741,000.00
Amount of Registration Fee	$ 6,869.23
Offering Note	The registration fee for the securities was previously paid in connection with the Registrant's Registration Statement on Form S-3ASR (File No. 333-296741), initially filed with the Securities and Exchange Commission on June 12, 2026, in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement.